                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

    522 Fifth Avenue, New York, New York       10036
  (Address of principal executive offices)   (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS MAY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                           COUPON       MATURITY
THOUSANDS                                                            RATE          DATE          VALUE
---------                                                         -----------  ------------  ------------
           TAX-EXEMPT MUNICIPAL BONDS (106.6%)
           ALABAMA  (0.7%)
$ 1,000    Colbert County Northwest Health Care Authority, Helen
           Keller Hospital Ser 2003                                 5.75%      06/01/27      $    977,420
                                                                                             ------------
           ARIZONA  (3.7%)
  1,125    Pima County Arizona Industrial Development Authority,    7.00       01/01/38         1,091,486
           Constellation Schoolds Ser 2008
    800    Pima County Arizona Industrial Development Authority
           Water and Wasterwater Global Water Resources LLC
           Ser 2007 (AMT)                                           6.55       12/01/37           747,144
  2,608    Salt Verde Financial Corp Ser 2007 ++                    5.25       12/01/24         2,538,367
    575    Scottdale Arizona Industrial Development Authority
           Hospital (WI)                                            5.25       09/01/30           563,126
                                                                                             ------------
                                                                                                4,940,123
                                                                                             ------------
           CALIFORNIA  (9.5%)
  1,970    California County Tobacco Securitization Agency, Gold
           County Settlement Funding Corp Ser 2006                  0.00       06/01/33           312,580
   2000    California Housing Finance Agency, PA 1417 Ser 2006
           (AMT)                                                    4.75       08/01/31         1,799,460
    320    California Municipal Finance Authority Education
           Facility Revenue                                        5.875       08/01/36           320,221
    575    California Statewide Communities Development
           Authority                                                5.00       07/01/39           514,366
    500    California Statewide Communities Development
           Authority, California Baptist University
           Ser 2007 A                                               5.50       11/01/38           453,280
    500    California Statewide Communities Development            5.625       06/01/33           451,985
           Authority, Lancer Educational Student Housing LLC
           Ser 2007
  1,000    Carlsbad Assessment District #2002-2001, Poinsettia
           Lane East Ser 2005 A                                     5.20       09/02/35           876,850
  1,000    Carlsbad Community Facilities District #3 Ser 2006       5.30       09/01/36           858,750
  4,000    Golden State Tobacco Securitization Corporation,
           Asset Backed Ser 2007 A-1 ++                            5.125       06/01/47         3,130,595
    530    Palm Springs, Palm Spring Int'l Airport Ser 2006
           (AMT)                                                    5.55       07/01/28           478,940
    750    Quechan Indian Tribe FT Yuma Indian Reservation
           Ser 2008                                                 7.00       12/01/27           743,550
  2,000    Sacramento Financing Authority, Convention Center
           Hotel 1999 Ser A                                         6.25       07/01/09++++     2,112,540
 12,000    Silicon Valley Tobacco Securitization Authority,
           Santa Clara Tobacco Securitization Corp Ser 2007         0.00       06/01/56           254,520
                                                                                             ------------
                                                                                               12,307,637
                                                                                             ------------
           COLORADO (3.2%)
  1,000    Colorado Health Facilities Authority, Christian
           Living Communities Ser 2006 A                            5.75       01/01/37           897,150
    125    Colorado Housing Finance Authority 1998 Ser B-3          6.55       05/01/25           128,611
  1,420    Copperleaf Metropolitan District #2 Ser 2006             5.85       12/01/26         1,182,022
  2,000    Elk Valley Public Improvement Corporation Ser 2001 A     7.30       09/01/22         2,048,100
                                                                                             ------------
                                                                                                4,255,883
                                                                                             ------------
           CONNECTICUT (1.8%)
  1,000    Mashantucket (Western) Pequot Tribe, Special 1997
           Ser B (a)                                                5.75       09/01/27           944,890
  1,500    Mohegan Tribe of Indians, Gaming Authority Ser 2001
           (a)                                                      6.25       01/01/31         1,434,465
                                                                                             ------------
                                                                                                2,379,355
                                                                                             ------------
           DISTRICT OF COLUMBIA (0.5%)
    615    Metropolitan Washington Airports Authority, District
           of Columbia & Virginia, CaterAir International Corp
           Ser 1991 (AMT) @                                       10.125       09/01/11           615,431
                                                                                             ------------
           FLORIDA (11.9%)
    500    Alachua County, North Florida Retirement Village Ser
           2007                                                     5.25       11/15/17           474,945
    700    Alachua County, North Florida Retirement Village Ser
           2007                                                    5.875       11/15/36           634,200
    550    Brevard County Health Facilities Authority, Buena
           Vida Estates, Inc Ser 2007                               6.75       01/01/37           546,854
  2,735    Broward County Health Facilities, Civic Arena
           Ser 2006A (FSA Insd) ++                                  5.00       09/01/23         2,843,709
  1,000    Fiddlers Creek Community Development District # 1
           Ser 2005                                                 6.00       05/01/38           861,470
    500    Fountainbleau Lakes Community Development District
           Ser 2007 B (a)                                           6.00       05/01/15           460,425
    500    Grand Bay at Doral Community Development District
           Ser 2007 A                                               6.00       05/01/39           392,315
    500    Orange County Health Facilities Authority, Orlando
           Lutheran Towers Inc Ser 2005                             5.70       07/01/26           457,435
  1,000    Orange County Health Facilities Authority, Orlando
           Lutheran Towers Inc Ser 2007                             5.50       07/01/38           854,020
  2,000    Orange County Health Facilities Authority,
           Westminister Community Care Services Inc Ser 1999        6.75       04/01/34         2,027,679
  1,000    Pinellas County Health Facilities Authority, Oaks of
           Clearwater Ser 2004                                      6.25       06/01/34         1,015,300
    980    Renaissance Commons Community Development
           District 2005 Ser A                                      5.60       05/01/36           815,233
  2,640    South Miami Health Facilities Authority, Baptist
           Health South Florida Obligated Group Ser 2007 ++         5.00       08/15/32         2,603,370
  1,000    St Johns County Industrial Development Authority,
           Glenmoor Ser 1999 A                                      8.00       01/01/10++++     1,106,620
    600    Tolomato Community Development District, Special
           Assessment Ser 2007                                      6.55       05/01/27           589,440
                                                                                             ------------
                                                                                               15,683,015
                                                                                             ------------
           GEORGIA (1.4%)
  2,000    Atlanta, Eastside Ser 2005 B                             5.40       01/01/20         1,920,860
                                                                                             ------------
           HAWAII (0.8%)
  1,000    Hawaii Department of Budget & Finance, Kahala
           Nui 2003 Ser A                                           8.00       11/15/33         1,095,350
                                                                                             ------------
           ILLINOIS (6.6%)
    500    Bolingbrook, Sales Tax Ser 2005                          6.25+++++  01/01/24           494,185
  1,000    Chicago, Lake Shore East Ser 2002                        6.75       12/01/32         1,013,879
    450    Hampshire, Special Service Area # 18 Ser 2007 A          6.00       03/01/44           381,173
  1,000    Illinois Finance Authority, Landing at Plymouth
           Ser 2005 A                                               6.00       05/15/37           909,210
  1,000    Illinois Finance Authority, Luther Oaks Ser 2006 A       6.00       08/15/39           917,880
  2,000    Illinois Health Facilities Authority, Smith Crossing
           Ser 2003 A                                               7.00       11/15/32         2,051,239
  1,000    Illinois Health Facilities Authority, Villa St
           Benedict Ser 2003 A-1                                    6.90       11/15/33           859,500
    750    Lincolnshire, Service Area #1-Sedgebrook Ser 2004        6.25       03/01/34           727,980
  1,000    Pingree Grove Special Service Area # 7, Cambridge
           Lakes Ser 2006-1                                         6.00       03/01/36           901,190
    550    Will-Kankakee Regional Development Authority,
           Senior Estates Supportive Living Ser 2007 (AMT)          7.00       12/01/42           541,211
                                                                                             ------------
                                                                                                8,797,447
                                                                                             ------------

           INDIANA (0.3)
    525    Saint Joseph County, Holy Cross Village at Notre
           Dame Ser 2006 A                                          6.00       05/15/38           476,186
                                                                                             ------------
           IOWA (0.9%)
    970    Iowa Health Facilities Development Financing
           Authority, Care Initiatives Ser 1996                     9.25       07/01/11++++     1,167,162
                                                                                             ------------
           KANSAS (2.3%)
  1,000    Olathe, Catholic Care Ser 2006 A                         6.00       11/15/38           912,530
  2,000    Overland Park Development Corporation, Convention
           Center Hotel Ser 2000 A                                 7.375       01/01/11++++     2,241,120
                                                                                             ------------
                                                                                                3,153,650
                                                                                             ------------
           LOUSIANA (0.8%)
    750    Lakeshore Villages Master Community Development
           District, Special Assessment Ser 2007                    5.25       07/01/17           675,690
    400    Louisiana Public Facilities Authority Hospital          6.375       12/01/34           382,552
                                                                                             ------------
                                                                                                1,058,242
                                                                                             ------------
           MAINE (0.4%)
    500    South Berwick, Berwick Academy Ser 1998                  5.55       08/01/23           501,830
                                                                                             ------------
           MARYLAND (3.7%)
  2,000    Annapolis, Park Place Ser 2005 A                         5.35       07/01/34         1,731,800
    500    Maryland Industrial Development Financing Authority,
           Our Lady of Good Counsel High School Ser 2005 A          6.00       05/01/35           501,510
  1,000    Maryland State Economic Development Corporation,
           Chesapeake Bay Conference Center Ser 2006 A              5.00       12/01/31           779,100
    500    Maryland State Health & Higher Educational Facilities
           Authority, King Farm Presbyterian Community 2007
           Ser A                                                    5.30       01/01/37           414,275
  1,500    Westminster, Caroll Lutheran Village Inc 2004 Ser A      6.25       05/01/34         1,497,030
                                                                                             ------------
                                                                                                4,923,715
                                                                                             ------------
           MASSACHUSETTS (2.6%)
  1,500    Massachusetts Development Finance Agency, Loomis
           Communities Ser 1999 A                                   5.75       07/01/23         1,509,585
  1,350    Massachusetts Development Finance Agency, New England
           Center for Children Ser 1998                            5.875       11/01/18         1,319,139
    750    Massachusetts Development Finance Authority,
           Evergreen Center Ser 2005                                5.50       01/01/35           663,375
                                                                                             ------------
                                                                                                3,492,099
                                                                                             ------------
           MICHIGAN (2.6%)
   1140    Detroit Sewage Disposal, Senior Lien Refg. Ser 2001
           C-2 (BHAC) ++                                            5.25       07/01/29         1,209,620
    600    Gaylord Hospital Financing Authority, Otsego Memorial
           Hospital Ser 2004                                        6.50       01/01/37           585,138
  2,000    Michigan Tobacco Settlement Finance Authority
           Ser 2007 A                                               6.00       06/01/48         1,783,400
                                                                                             ------------
                                                                                                3,578,158
                                                                                             ------------
           MINNESOTA (1.5%)
    750    Buffalo Central Minnesota Senior Housing Ser 2006 A      5.50       09/01/33           683,805
    500    North Oaks Presbyterian Homes of North Oaks Ser 2007    6.125       10/01/39           486,715
  1,000    St. Paul Housing & Redevelopment Authority, Rossy &
           Richard Shaller Ser 2007 A                               5.25       10/01/42           853,670
                                                                                             ------------
                                                                                                2,024,190
                                                                                             ------------
           MISSOURI (2.2%)
    450    Branson Regional Airport Transportation Development
           District Ser 2007 B (AMT)                                6.00       07/01/37           390,641
  2,000    Des Peres West County Center Ser 2002                    5.75       04/15/20         1,945,420
    130    Missouri Housing Development Commission,
           Homeownership GNMA/FNMA Collateralized 2000
           Ser A-1 (AMT)                                            7.50       03/01/31           136,890
    500    St. Louis Industrial Development Authority, St.
           Andrews Resources for Seniors Ser 2007 A                6.375       12/01/41           474,275
                                                                                             ------------
                                                                                                2,947,226
                                                                                             ------------
           NEVADA (2.4%)
    980    Clark County Special Improvement District #142,
           Mountain's Edge Ser 2003                                6.375       08/01/23           938,164
  1,500    Henderson Catholic Health West Ser 2004 Ser A           5.625       07/01/24         1,545,435
    675    Henderson Local Improvement District #T-18, Ser 2006     5.30       09/01/35           440,998
  1,000    Nevada Department of Business & Industry, Las Vegas
           Monorail 2nd Tier Ser 2000                              7.375       01/01/40           317,080
                                                                                             ------------
                                                                                                3,241,677
                                                                                             ------------
           NEW JERSEY (6.4%)
  1,000    New Jersey Economic Development Authority, Cedar
           Crest Village Inc Ser 2001 A                             7.25       11/15/11++++     1,149,410
  1,500    New Jersey Economic Development Authority, Cigarette
           Tax Ser 2004                                             5.75       06/15/34         1,464,360
  2,000    New Jersey Economic Development Authority, Franciscan
           Oaks Ser 1997                                            5.75       10/01/23         2,023,360
    710    New Jersey Economic Development Authority, Lions Gate
           Ser 2005 A                                               5.75       01/01/25           659,441
    500    New Jersey Economic Development Authority, The
           Presbyterian Home at Montgomery Ser 2001 A              6.375       11/01/31           492,500
  1,000    New Jersey Economic Development Authority, United
           Methodist Homes of New Jersey Ser 1998                  5.125       07/01/25           858,210
  2,000    New Jersey Health Care Facilities Financing
           Authority, Raritan Bay Medical Center Ser 1994           7.25       07/01/27         1,980,480
                                                                                             ------------
                                                                                                8,627,761
                                                                                             ------------
           NEW MEXICO (0.8%)
  1,150    Mariposa East Public Improvement District Ser 2006       6.00       09/01/32         1,019,579
                                                                                             ------------
           NEW YORK (5.8%)
  1,800    Dutchess County Development Agency, St Francis
           Hospital Refg Ser 2004 A                                 7.50       03/01/29         1,921,320
  1,000    Mount Vernon Industrial Development Agency,
           Meadowview at the Wartburg Ser 1999                      6.15       06/01/19         1,000,940
  2,000    New York City Industrial Development Agency, 7 World
           Trade Center LLC Ser 2005 A                              6.50       03/01/35         2,023,899
  2,000    New York City Industrial Development Agency, Brooklyn
           Navy Yard Cogeneration Partners LP Ser 1997 (AMT)        5.65       10/01/28         1,850,820
  1,000    New York Liberty Development Corp, National Sports
           Museum, Ser 2006 A                                      6.125       02/15/19         1,005,920
                                                                                             ------------
                                                                                                7,802,899
                                                                                             ------------

           NORTH CAROLINA (0.3%)
    450    North Carolina Medical Care Commission Retirement
           Facilities, Southminster Ser 2007 A                      5.75       10/01/37           450,284
                                                                                             ------------
           NORTH DAKOTA (0.3%)
    450    Ward County Health Care Facilities, Trinity Obligated
           Group Ser 2006                                          5.125       07/01/29           424,251
                                                                                             ------------
           OHIO (3.1%)
  3,000    Buckeye Tobacco Settlement Financing Authority,
           Asset-Backed Ser 2007 A-2                               5.875       06/01/30         2,723,640
    600    Centerville Ohio Health Care Revenue                     6.00       11/01/38           540,366
    700    Cuyahoga County Health Care and Independent Living
           Facilities, Eliza Jennings Senior Care Ser 2007 A        5.75       05/15/27           641,445
    550    Tuscarawas County Hospital Facilities, Twin City
           Hospital Ser 2007                                        6.35       11/01/37           332,133
                                                                                             ------------
                                                                                                4,237,584
                                                                                             ------------
           OKLAHOMA (1.2%)
    550    Chickasaw Nation Health Systems Ser 2007                 6.25       12/01/32           552,728
  1,000    Oklahoma Development Finance Authority, Comanche
           County Hospital 2000 Ser B                               6.60       07/01/31         1,030,870
                                                                                             ------------
                                                                                                1,583,598
                                                                                             ------------
           PENNSYLVANIA (9.1%)
  2,600    Allegheny County Development Authority, West Penn
           Ser 2007 A                                              5.375       11/15/40         2,217,124
    500    Allegheny County Redevelopment Authority, Pittsburgh
           Mills Ser 2004                                           5.60       07/01/23           492,720
  1,000    Bucks County Industrial Development Authority, Ann's
           Choice Ser 2005 A                                        6.25       01/01/35           987,800
  2,855    Chester County Industrial Development Authority,
           RHA/PA Nursing Home Inc Ser 1989                         8.50       05/01/32         2,963,860
  1,000    Harrisburg Authority, Harrisburg University of
           Science & Technology Ser 2007 B                          6.00       09/01/36           954,820
  1,000    Montgomery County Industrial Development Authority,
           Whitemarsh Community Ser 2005                            6.25       02/01/35           927,400
  1,000    Pennsylvania Economic Development Financing
           Authority, Reliant Energy Inc Ser 2001 A (AMT)           6.75       12/01/36         1,010,530
  2,640    Pennsylvania Housing Finance Agency Ser 2007-100A
           (AMT)++                                                  5.10       10/01/22         2,627,882
                                                                                             ------------
                                                                                               12,182,136
                                                                                             ------------
           SOUTH CAROLINA (2.3%)
  1,000    Myrtle Beach, Myrtle Beach Air Force Base Ser 2006       5.25       11/01/26           863,750
  1,000    South Carolina Jobs - Economic Development Authority,
           Lutheran Homes Ser 2007                                 5.625       05/01/42           835,010
  1,000    South Carolina Jobs - Economic Development Authority,
           Westley Commons Ser 2006                                5.125       10/01/26           879,940
    575    South Carolina Jobs - Economic Development Authority,
           Woodlands at Furman Ser 2007 A                           6.00       11/15/37           522,503
                                                                                             ------------
                                                                                                3,101,203
                                                                                             ------------
           TENNESSEE (1.4%)
  1,000    Shelby County Health, Educational & Housing
           Facilities Board, Trezevant Manor Ser 2006 A             5.75       09/01/37           947,200
  1,000    Shelby County Health, Educational & Housing
           Facilities Board, Village at Germantown Ser 2003 A       7.25       12/01/34           986,560
                                                                                             ------------
                                                                                                1,933,760
                                                                                             ------------
           TEXAS (7.5%)
  2,000    Austin Convention Enterprises Inc, Convention Center
           Hotel Ser 2000 A                                         6.70       01/01/11++++     2,192,440
  1,000    Brazos River Authority, TXU Electric Co Refg Ser
           1999 A (AMT)                                             7.70       04/01/33           997,750
  1,000    Decatur Hospital Authority, Wise Regional Health Ser
           2004 A Student Housing Refg Ser 2005 A                  7.125       09/01/34         1,028,720
  1,000    HFDC Central Texas Inc, Legacy at Willow Bend, Ser
           2006 A                                                   5.75       11/01/36           863,030
  1,000    Houston Health Facilities Development Corporation,
           Buckingham Senior Living Community Ser 2004 A           7.125       02/15/14++++     1,207,500
  1,000    Lubbock Health Facilities Development Corporation,
           Carillon Ser 2005 A                                      6.50       07/01/26           984,790
  3,110    Texas Department of Housing and Community Affairs
           2007 Ser B ++                                            5.15       09/01/27         3,055,572
                                                                                             ------------
                                                                                               10,329,802
                                                                                             ------------
           VIRGINIA (6.0%)
  4,419    Chesterfield County Industrial Development Authority,
           Brandermill Woods Ser 1998                               6.50       01/01/28         4,459,925
  1,300    Lexington Industrial Development Authority, Ser
           2007 A                                                   5.50       01/01/37         1,152,710
  2,250    Peninsula Ports Authority of Virginia, Baptist Homes
           Ser 2006 C                                               5.40       12/01/33         1,918,755
    500    Peninsula Town Center Community Development
           Authority, Ser 2007                                      6.45       09/01/37           463,855
                                                                                             ------------
                                                                                                7,995,245
                                                                                             ------------
           WASHINGTON (1.3%)
  2,000    Washington Housing Finance Commission, Skyline at
           First Hill Ser 2007 A                                   5.625       01/01/38         1,718,280
                                                                                             ------------
           WISCONSIN (1.3%)
  1,750    Wisconsin Health & Educational Facilities Authority,
           Beaver Dam Community Hospital Ser 2004 A                 6.75       08/15/34         1,791,073
                                                                                             ------------
           TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $148,190,429)                               142,734,111
                                                                                             ------------
           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.9%)
           ALABAMA  (0.7%)
  1,000    Health Care Authority for Baptist Health Ser 2006 B
           (reset date 06/06/08) ###                                5.25       11/15/37         1,000,000
           CALIFORNIA (0.3%)
   450     Westminster California Redevelopment Agency Tax All      4.00       08/01/27           450,000
           TEXAS  (0.9%)
  1,200    Harris County Texas Health (AMBAC Insd)
           (Reset date 06/05/08) ###                                4.25       11/15/47         1,200,000
                                                                                             ------------
           TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
           (Cost $2,200,000)                                                                    2,650,000
                                                                                             ------------

NUMBER OF
 SHARES
 (000)
---------
           SHORT-TERM INVESTMENT (C) (0.8%)
           INVESTMENT COMPANY
  1,057    Morgan Stanley Institutional Liquidity Tax-Exempt
           Portfolio - Institutional Class (Cost $1,057,263)                                    1,057,263
                                                                                             ------------
           TOTAL INVESTMENTS (Cost $151,447,692)                                              146,441,374
                                                                                             ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
           HELD (-10.2%)
($13,715)  Notes with interest rates ranging from 1.61% to 1.82%
           at May 31, 2008 and contractual maturities of
           collateral ranging from 10/01/22 to 06/01/47 (d) +++
           (Cost (13,715,000))                                                                (13,715,000)
                                                                                             ------------
           TOTAL NET INVESTMENTS (Cost $137,674,027) (b)                           99.1%      132,726,375
                                                                                             ------------
           ASSETS IN EXCESS OF OTHER LIABILITIES                                    0.9         1,237,883
                                                                               --------      ------------
           NET ASSETS                                                             100.0%     $133,964,258
                                                                               ========      ============

--------

AMT   Alternative Minimum Tax.

WI    Security purchased on a when-issued basis.

@     Joint exemption.

++    Underlying security related to inverse floater entered into by the Fund.

++++  Prerefunded to call date shown.

+++++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2008. ## Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $2,119,681 which represents 1.6% of net assets.

###   Auction Rate Security.

(a)   Resale is restricted to qualified institutional investors.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. (c) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class.

(d) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2008, Fund investments with a value of $18,009,115 are held by the Dealer Trusts and serve as collateral for the $13,715,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at May 31, 2008 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
    AMBAC        AMBAC Assurance Corporation.
     FSA         Financial Security Assurance Inc.

MS MUNICIPAL INCOME OPPORTUNITIES TRUST II
NOTES TO THE PORTFOLIO OF INVESTMENTS
FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

                                        Fair Value Measurements at May 31, 2008 Using
                            ------------------------------------------------------------------
                                            Quoted Prices In      Significant      Significant
                                           Active Market for   Other Observable   Unobservable
                                            Identical Assets        Inputs           Inputs
                                Total          (Level 1)           (Level 2)        (Level 3)
                            ------------   -----------------   ----------------   ------------
Investments in Securities   $132,726,375       $1,057,263        $131,669,112          --
                            ============       ==========        ============         ===

Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008


                                       3